Quarterly portfolio holdings
John Hancock
Multi-Asset Absolute Return Fund
Alternative
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Common stocks 79.6%		$196,002,214
(Cost $148,006,424)
Brazil 0.3%		756,474
Ambev SA	102,800	267,696
Cia de Saneamento Basico do Estado de Sao Paulo	3,200	84,546
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,340	61,706
Lojas Renner SA	73,800	219,415
M Dias Branco SA	25,700	123,111
Canada 0.2%		414,609
Rogers Communications, Inc., Class B	10,600	414,609
China 2.0%		4,807,851
Alibaba Group Holding, Ltd., ADR	3,987	627,155
Baidu, Inc., ADR (A)	1,350	157,802
BYD Company, Ltd., H Shares	21,000	263,925
China Construction Bank Corp., H Shares	238,000	250,734
China Longyuan Power Group Corp., Ltd., H Shares	85,000	75,242
China Railway Group, Ltd., H Shares	31,000	15,592
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	32,400	128,734
Contemporary Amperex Technology Company, Ltd., Class A	7,800	413,408
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	16,800	145,469
Grandblue Environment Company, Ltd., Class A	97,498	396,550
Gree Electric Appliances, Inc. of Zhuhai, Class A	13,700	78,238
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	136,600	567,981
Midea Group Company, Ltd., Class A	8,800	99,443
NetEase, Inc., ADR	1,282	176,980
Ping An Insurance Group Company of China, Ltd., H Shares	53,500	391,536
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	41,200	29,397
Shanghai Tunnel Engineering Company, Ltd., Class A	109,500	97,934
Sinopharm Group Company, Ltd., H Shares	48,400	124,848
Tencent Holdings, Ltd.	7,400	584,685
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Uni-President China Holdings, Ltd.	29,000	30,846
Yum China Holdings, Inc.	3,144	151,352
Denmark 1.4%		3,517,164
Novo Nordisk A/S, Class B	71,021	3,517,164
France 3.0%		7,419,170
Capgemini SE	10,980	1,720,372
Sanofi SA	22,853	2,279,296
Vinci SA	24,096	3,419,502
Germany 0.9%		2,274,981
Deutsche Telekom AG	70,547	2,274,981
Hong Kong 0.0%		111,474
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
Geely Automobile Holdings, Ltd.	51,000	111,474
Hungary 0.0%		70,545
Richter Gedeon NYRT	2,382	70,545
Indonesia 0.1%		283,339
Telkom Indonesia Persero Tbk PT	1,332,900	283,339
Ireland 1.1%		2,638,709
Accenture PLC, Class A	6,426	1,606,500
Allegion PLC	6,217	1,032,209
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 3.7%		$9,110,537
Advantest Corp.	7,000	931,424
Asics Corp.	37,000	886,253
Daiichi Sankyo Company, Ltd.	129,100	3,181,925
FUJIFILM Holdings Corp.	9,800	210,406
KDDI Corp.	76,000	1,307,515
NTT, Inc.	962,000	958,732
TIS, Inc.	37,700	1,245,851
Tokyo Electron, Ltd.	1,900	388,431
Mexico 0.4%		966,697
Arca Continental SAB de CV	15,200	151,975
Coca-Cola Femsa SAB de CV	20,745	181,628
Fomento Economico Mexicano SAB de CV	5,300	50,840
Grupo Financiero Banorte SAB de CV, Series O	23,900	230,054
Kimberly-Clark de Mexico SAB de CV, Class A	171,700	352,200
Netherlands 0.5%		1,188,631
Heineken NV	9,225	752,493
Prosus NV (A)	6,918	436,138
Philippines 0.0%		91,062
PLDT, Inc.	660	14,569
SM Investments Corp.	6,060	76,493
South Africa 0.3%		604,987
Naspers, Ltd., N Shares	5,905	369,419
Shoprite Holdings, Ltd.	5,569	89,359
Standard Bank Group, Ltd.	9,458	146,209
South Korea 1.1%		2,789,710
Cheil Worldwide, Inc.	4,374	67,451
Coway Company, Ltd.	1,993	116,873
DB Insurance Company, Ltd.	638	54,185
Hyundai Glovis Company, Ltd.	3,626	406,206
Hyundai Mobis Company, Ltd.	1,106	233,215
NAVER Corp.	655	109,064
NongShim Company, Ltd.	364	110,950
Samsung Electronics Company, Ltd.	9,131	627,143
Samsung Fire & Marine Insurance Company, Ltd.	1,139	373,681
Samsung SDS Company, Ltd.	2,904	333,376
Shinhan Financial Group Company, Ltd.	1,397	74,672
SK Telecom Company, Ltd.	6,765	246,754
SK Telecom Company, Ltd., ADR	1,790	36,140
Spain 0.6%		1,396,030
Iberdrola SA	66,138	1,396,030
Switzerland 1.8%		4,434,574
Chubb, Ltd.	1,875	555,338
Logitech International SA	5,130	578,858
Novartis AG	25,298	3,300,378
Taiwan 0.9%		2,215,198
Hon Hai Precision Industry Company, Ltd.	25,000	180,148
Minth Group, Ltd.	6,000	26,316
Sinbon Electronics Company, Ltd.	6,000	41,839
Taiwan Semiconductor Manufacturing Company, Ltd.	26,000	1,198,766
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,635	768,129
Thailand 0.2%		409,576
Advanced Info Service PCL	9,900	94,626
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	3

	Shares	Value
Thailand (continued)
Bangkok Bank PCL	16,900	$83,033
Thai Beverage PCL	276,000	99,115
Thai Union Group PCL	328,200	132,802
United Arab Emirates 0.0%		85,071
Emirates Telecommunications Group Company PJSC	17,356	85,071
United Kingdom 3.8%		9,401,257
Diageo PLC	69,922	1,607,161
Halma PLC	6,207	292,911
National Grid PLC	108,738	1,652,165
Reckitt Benckiser Group PLC	26,640	2,064,579
St. James’s Place PLC	151,429	2,789,447
Unilever PLC	16,470	994,994
United States 57.3%		141,014,568
Adobe, Inc. (A)	6,767	2,166,320
Advanced Micro Devices, Inc. (A)	3,585	779,845
Akamai Technologies, Inc. (A)	39,576	3,542,844
Alphabet, Inc., Class A	29,058	9,303,790
Amazon.com, Inc. (A)	8,104	1,890,015
Amgen, Inc.	3,559	1,229,492
Apple, Inc.	2,062	574,989
Arista Networks, Inc. (A)	19,713	2,576,095
Assurant, Inc.	8,235	1,878,898
Automatic Data Processing, Inc.	11,157	2,848,382
Baxter International, Inc.	36,904	691,581
Becton, Dickinson and Company	12,167	2,360,641
Booking Holdings, Inc.	598	2,938,985
Broadcom, Inc.	9,496	3,826,508
Cadence Design Systems, Inc. (A)	6,308	1,967,087
Cboe Global Markets, Inc.	1,603	413,847
Cisco Systems, Inc.	64,698	4,977,864
Colgate-Palmolive Company	5,170	415,616
Crown Holdings, Inc.	29,761	2,881,758
CVS Health Corp.	27,322	2,195,596
eBay, Inc.	18,244	1,510,421
EMCOR Group, Inc.	2,686	1,652,078
Essential Utilities, Inc.	12,113	479,554
Eversource Energy	11,672	784,125
Fastenal Company	10,993	444,117
Ferguson Enterprises, Inc.	5,280	1,328,818
Fortinet, Inc. (A)	32,716	2,654,249
General Electric Company	3,554	1,060,691
Global Payments, Inc.	15,663	1,186,629
Globe Life, Inc.	5,011	675,132
HCA Healthcare, Inc.	1,046	531,671
Howmet Aerospace, Inc.	10,771	2,203,639
Intuit, Inc.	4,871	3,088,604
Johnson & Johnson	19,795	4,095,981
Labcorp Holdings, Inc.	7,302	1,962,632
Lam Research Corp.	7,778	1,213,368
Marsh & McLennan Companies, Inc.	14,107	2,587,929
Mastercard, Inc., Class A	4,952	2,726,225
McDonald’s Corp.	6,646	2,072,356
McKesson Corp.	4,698	4,139,502
Merck & Company, Inc.	6,855	718,610
Meta Platforms, Inc., Class A	3,587	2,324,197
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Microsoft Corp.	16,683	$8,208,203
Monster Beverage Corp. (A)	20,921	1,568,866
Moody’s Corp.	1,730	849,049
MSCI, Inc.	5,997	3,380,629
NextEra Energy, Inc.	13,425	1,158,443
NVIDIA Corp.	3,743	662,511
Paychex, Inc.	21,547	2,406,584
PayPal Holdings, Inc.	50,278	3,151,928
PepsiCo, Inc.	12,060	1,793,804
Pfizer, Inc.	57,670	1,484,426
PTC, Inc. (A)	6,146	1,078,193
Qualcomm, Inc.	3,800	638,742
Reinsurance Group of America, Inc.	1,453	275,881
S&P Global, Inc.	1,705	850,505
Service Corp. International	6,744	535,676
Stryker Corp.	4,201	1,559,327
Sysco Corp.	12,972	988,466
Teradyne, Inc.	4,692	853,428
The Cigna Group	10,871	3,014,311
The Coca-Cola Company	73,835	5,398,813
The TJX Companies, Inc.	6,178	938,562
The Travelers Companies, Inc.	5,210	1,525,801
Thermo Fisher Scientific, Inc.	739	436,623
Uber Technologies, Inc. (A)	32,245	2,822,727
Ulta Beauty, Inc. (A)	1,336	719,877
Verizon Communications, Inc.	20,233	831,779
Visa, Inc., Class A	9,289	3,106,613
Zoetis, Inc.	14,621	1,874,120

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 15.4%				$37,937,069
(Cost $37,305,888)
U.S. Government 15.4%				37,937,069
U.S. Treasury
Bond (D)	4.500	02-15-36	6,423,600	6,712,913
Note	2.875	05-15-32	3,461,100	3,288,586
Note	3.375	05-15-33	2,427,900	2,356,580
Note	3.875	08-15-34	3,514,100	3,499,549
Note	4.000	02-15-34	5,856,900	5,903,115
Note	4.000	11-15-35	2,203,900	2,200,456
Note	4.125	11-15-32	3,713,900	3,790,354
Note	4.250	11-15-34	2,928,400	2,994,060
Note	4.375	05-15-34	650,700	672,712
Note	4.500	11-15-33	4,553,200	4,751,869
Note	4.625	02-15-35	1,682,300	1,766,875

Total investments (Cost $185,312,312) 95.0%	$233,939,283
Other assets and liabilities, net 5.0%	12,231,751
Total net assets 100.0%	$246,171,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	5

(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 11-30-25:
Common stocks	79.6%
Information technology	19.8%
Health care	15.9%
Financials	11.2%
Industrials	8.2%
Communication services	7.6%
Consumer staples	7.2%
Consumer discretionary	6.0%
Utilities	2.5%
Materials	1.2%
U.S. Government	15.4%
Other assets and liabilities, net	5.0%
TOTAL	100.0%
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	718	Long	Mar 2026	$81,006,248	$81,380,813	$374,565
Australian 10-Year Bond Futures	108	Long	Dec 2025	8,030,159	7,907,646	(122,513)
Euro-Bund Futures	135	Long	Dec 2025	20,141,861	20,188,673	46,812
ASX SPI 200 Index Futures	5	Short	Dec 2025	(727,533)	(706,251)	21,282
Euro STOXX 50 Index Futures	53	Short	Dec 2025	(3,351,090)	(3,489,423)	(138,333)
FTSE 100 Index Futures	27	Short	Dec 2025	(3,328,558)	(3,483,202)	(154,644)
Mini MSCI Emerging Markets Index Futures	111	Short	Dec 2025	(7,445,628)	(7,645,680)	(200,052)
Nikkei 225 Mini Index Futures	48	Short	Dec 2025	(1,340,214)	(1,544,125)	(203,911)
S&P 500 E-Mini Index Futures	44	Short	Dec 2025	(14,651,422)	(15,090,900)	(439,478)
S&P MidCap 400 E-Mini Index Futures	15	Short	Dec 2025	(4,963,253)	(4,971,600)	(8,347)
						$(824,619)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	96,559	USD	62,260	BARC	2/13/2026	$1,026	—
AUD	273,683	USD	178,378	BOA	2/13/2026	999	—
CAD	634,732	USD	455,102	BARC	2/12/2026	739	—
CAD	21,397	USD	15,274	GSI	2/12/2026	92	—
CHF	76,308	USD	96,921	BARC	2/13/2026	—	$(1,099)
CHF	115,195	USD	145,986	BOA	2/13/2026	—	(1,332)
CHF	168,087	USD	210,575	JPM	2/13/2026	498	—
DKK	880,824	USD	137,803	BARC	2/13/2026	—	(313)
DKK	2,494,027	USD	388,011	BOA	2/13/2026	1,289	—
DKK	1,923,790	USD	298,254	GSI	2/13/2026	2,035	—
EUR	7,255,696	USD	8,426,930	BARC	2/13/2026	24,837	—
EUR	46,557	USD	54,077	BNP	2/13/2026	155	—
EUR	190,000	USD	219,477	BOA	2/13/2026	1,844	—
GBP	188,901	SEK	2,362,337	BOA	2/13/2026	—	(1,246)
GBP	130,000	SEK	1,618,788	BOA	2/23/2026	—	(206)
GBP	5,184	USD	6,851	BNP	2/13/2026	11	—
GBP	149,433	USD	195,336	BOA	2/13/2026	2,461	—
GBP	866,299	USD	1,135,074	GSI	2/13/2026	11,608	—
GBP	5,405,499	USD	7,092,965	GSI	2/23/2026	61,964	—
GBP	2,748,052	USD	3,602,526	JPM	2/23/2026	34,903	—
JPY	41,353,471	CAD	373,053	BARC	2/12/2026	—	(1,304)
JPY	10,310,769	EUR	57,052	BARC	2/13/2026	23	—
JPY	7,189,033	USD	46,305	BARC	2/12/2026	44	—
JPY	49,437,422	USD	319,222	BARC	2/13/2026	—	(469)
JPY	8,546,249	USD	55,059	BNP	2/13/2026	43	—
JPY	26,121,231	USD	170,006	BOA	2/13/2026	—	(1,586)
JPY	16,343,886	USD	105,109	JPM	2/13/2026	270	—
JPY	1,679,892,397	USD	10,841,030	GSI	2/24/2026	41	—
NZD	12,756,802	USD	7,207,949	BARC	2/23/2026	138,881	—
USD	99,927	AUD	154,574	BARC	2/13/2026	—	(1,384)
USD	4,966	AUD	7,639	BOA	2/13/2026	—	(40)
USD	272,835	AUD	418,262	GSI	2/13/2026	—	(1,301)
USD	87,442	AUD	133,977	JPM	2/13/2026	—	(368)
USD	7,190,955	AUD	11,079,938	GSI	2/23/2026	—	(71,156)
USD	439,925	CAD	613,514	JPM	2/12/2026	—	(678)
USD	459,430	CAD	641,239	GSI	2/13/2026	—	(1,104)
USD	3,505,073	CAD	4,904,690	BARC	2/24/2026	—	(19,053)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	260,172	CHF	207,331	BOA	2/13/2026	—	$(181)
USD	4,082,160	CHF	3,245,661	GSI	2/13/2026	$6,474	—
USD	785,408	DKK	5,041,898	BOA	2/13/2026	—	(1,595)
USD	3,560,394	DKK	22,871,364	JPM	2/13/2026	—	(9,659)
USD	26,951,038	EUR	23,196,473	BARC	2/13/2026	—	(69,279)
USD	255,111	EUR	219,394	BNP	2/13/2026	—	(449)
USD	179,047	EUR	155,000	BOA	2/13/2026	—	(1,505)
USD	40,780	EUR	35,091	GSI	2/13/2026	—	(96)
USD	220,228	EUR	189,080	JPM	2/13/2026	—	(21)
USD	3,642,049	EUR	3,128,000	BARC	2/23/2026	—	(3,244)
USD	929	EUR	800	BNP	2/23/2026	—	(3)
USD	134,878	GBP	102,074	BNP	2/13/2026	—	(233)
USD	9,477,435	GBP	7,224,556	GSI	2/13/2026	—	(85,396)
USD	320,346	GBP	242,893	JPM	2/13/2026	—	(1,161)
USD	20,503	JPY	3,182,554	BOA	2/12/2026	—	(15)
USD	77,530	JPY	12,006,926	BARC	2/13/2026	114	—
USD	412,120	JPY	63,947,405	BNP	2/13/2026	—	(187)
USD	347,491	JPY	54,160,676	BOA	2/13/2026	—	(1,715)
USD	9,215,385	JPY	1,410,240,961	JPM	2/13/2026	122,709	—
USD	20,917	JPY	3,236,154	BARC	2/24/2026	33	—
USD	2,129	NOK	21,623	GSI	2/23/2026	—	(7)
USD	3,541,996	SEK	33,434,481	BARC	2/23/2026	—	(16,255)
USD	10,984,072	SEK	103,868,493	GSI	2/23/2026	—	(70,090)
						$413,093	$(363,730)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$756,474	$756,474	—	—
Canada	414,609	414,609	—	—
China	4,807,851	1,113,289	$3,694,562	—
Denmark	3,517,164	—	3,517,164	—
France	7,419,170	—	7,419,170	—
Germany	2,274,981	—	2,274,981	—
Hong Kong	111,474	—	111,474	—
Hungary	70,545	—	70,545	—
Indonesia	283,339	—	283,339	—
Ireland	2,638,709	2,638,709	—	—
Japan	9,110,537	—	9,110,537	—
Mexico	966,697	966,697	—	—
Netherlands	1,188,631	—	1,188,631	—
Philippines	91,062	—	91,062	—
South Africa	604,987	—	604,987	—
South Korea	2,789,710	36,140	2,753,570	—
Spain	1,396,030	—	1,396,030	—
Switzerland	4,434,574	555,338	3,879,236	—
Taiwan	2,215,198	768,129	1,447,069	—
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	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Thailand	$409,576	—	$409,576	—
United Arab Emirates	85,071	—	85,071	—
United Kingdom	9,401,257	—	9,401,257	—
United States	141,014,568	$141,014,568	—	—
U.S. Government and Agency obligations	37,937,069	—	37,937,069	—
Total investments in securities	$233,939,283	$148,263,953	$85,675,330	—
Derivatives:
Assets
Futures	$442,659	$442,659	—	—
Forward foreign currency contracts	413,093	—	$413,093	—
Liabilities
Futures	(1,267,278)	(1,267,278)	—	—
Forward foreign currency contracts	(363,730)	—	(363,730)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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